Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
DAC	$ 181	$ 171	$ 124
Reserves for unpaid claims and CAE	7,278	6,829	1,366
Amount of discount in reserves for unpaid claims and CAE	22	21	0
Unearned premiums	1,835	2,056	1,086
Earned premiums	2,945	2,155	1,109
Net investment income	334	116	47
Current year	2,187	1,610	782
Prior years	155	(51)	(25)
Amortization of DAC	458	417	159
Paid claims and CAE	2,093	1,497	708
Gross premiums written	$ 3,973	$ 2,420	$ 1,224